Financial Assets - Summary of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Held-to-maturity securities	[1]	¥ 1,533,753	¥ 1,189,369
Debt securities [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		1,533,753	1,189,369
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		246,134	215,671
Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		87	148
Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		44	70
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Held-to-maturity securities	[2]	1,287,488	973,480
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		349,370	265,198
Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		911,451	617,515
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		209,627	201,988
Debt securities [member] | Subordinated bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		¥ 63,305	¥ 104,668

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Unlisted debt securities include those traded on the Chinese interbank market.